Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)

July 31, 2021

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2021 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.30%)
COMMUNICATION SERVICES – (16.15%)
Media & Entertainment – (16.15%)
Alphabet Inc., Class C *	24,428	$66,063,572
ASAC II L.P. *(a)(b)	35,352	36,137
Baidu, Inc., Class A, ADR (China)*	198,410	32,541,224
Facebook, Inc., Class A *	113,320	40,375,916
Fang Holdings Ltd., Class A, ADR (China)*	23,014	223,236
IAC/InterActiveCorp *	142,840	19,610,503
iQIYI, Inc., Class A, ADR (China)*	1,030,900	11,504,844
Kuaishou Technology, Class B (China)*	15,490	219,459
Liberty Media Corp., Liberty Formula One, Series A *	281,860	11,685,916
Liberty Media Corp., Liberty Formula One, Series C *	372,925	17,501,370
Vimeo, Inc. *	231,900	10,389,120
	Total Communication Services	210,151,297
CONSUMER DISCRETIONARY – (24.92%)
Retailing – (24.92%)
Alibaba Group Holding Ltd., ADR (China)*	321,920	62,835,565
Amazon.com, Inc. *	11,020	36,670,042
JD.com, Inc., Class A, ADR (China)*	949,365	67,290,991
Meituan, Class B (China)*	1,351,229	37,383,686
Naspers Ltd. - N (South Africa)	232,390	44,760,998
Prosus N.V., Class N (Netherlands)	428,310	38,029,976
Quotient Technology Inc. *	872,710	9,477,631
Vroom, Inc. *	747,530	27,688,511
	Total Consumer Discretionary	324,137,400
CONSUMER STAPLES – (2.38%)
Food & Staples Retailing – (1.39%)
Missfresh Ltd., Class B, ADS (China)*(a)	3,519,779	18,036,757
Food, Beverage & Tobacco – (0.99%)
Darling Ingredients Inc. *	186,740	12,898,132
	Total Consumer Staples	30,934,889
FINANCIALS – (36.25%)
Banks – (18.84%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	478,120	15,844,897
Danske Bank A/S (Denmark)	3,190,350	55,962,127
DBS Group Holdings Ltd. (Singapore)	3,158,594	70,890,323
Metro Bank PLC (United Kingdom)*	2,202,002	2,938,353
Wells Fargo & Co.	2,164,260	99,426,105
		245,061,805
Diversified Financials – (10.61%)
Capital Markets – (2.86%)
Julius Baer Group Ltd. (Switzerland)	451,500	29,875,708
Noah Holdings Ltd., Class A, ADS (China)*	190,210	7,342,106
		37,217,814
Consumer Finance – (5.40%)
Capital One Financial Corp.	434,830	70,312,011
Diversified Financial Services – (2.35%)
Berkshire Hathaway Inc., Class B *	109,930	30,592,420
		138,122,245

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (6.80%)
Life & Health Insurance – (6.80%)
AIA Group Ltd. (Hong Kong)	4,382,180	$52,499,432
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	4,097,650	35,934,816
		88,434,248
	Total Financials	471,618,298
HEALTH CARE – (3.58%)
Health Care Equipment & Services – (0.88%)
Cigna Corp.	50,160	11,511,219
Pharmaceuticals, Biotechnology & Life Sciences – (2.70%)
Viatris Inc.	2,494,260	35,094,238
	Total Health Care	46,605,457
INDUSTRIALS – (1.80%)
Commercial & Professional Services – (0.03%)
China Index Holdings Ltd., Class A, ADR (China)*	249,769	422,110
Transportation – (1.77%)
DiDi Global Inc., Class A, ADS (China)*	236,160	2,434,809
DiDi Global Inc., Class A, ADS (China)* (a)	2,171,148	20,519,954
		22,954,763
	Total Industrials	23,376,873
INFORMATION TECHNOLOGY – (10.22%)
Semiconductors & Semiconductor Equipment – (4.72%)
Applied Materials, Inc.	271,020	37,923,829
Intel Corp.	435,310	23,384,853
		61,308,682
Software & Services – (0.89%)
Clear Secure, Inc., Class A *	234,720	11,602,209
Technology Hardware & Equipment – (4.61%)
Hollysys Automation Technologies Ltd. (China)	1,796,296	27,088,144
Samsung Electronics Co., Ltd. (South Korea)	481,790	32,880,256
		59,968,400
	Total Information Technology	132,879,291
TOTAL COMMON STOCK – (Identified cost $933,235,835)		1,239,703,505
PREFERRED STOCK – (3.43%)
INDUSTRIALS – (3.43%)
Transportation – (3.43%)
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,398,770	25,019,171
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,881,391	19,622,908
	Total Industrials	44,642,079
TOTAL PREFERRED STOCK – (Identified cost $21,986,292)		44,642,079

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.68%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.045%, 08/02/21, dated 07/30/21, repurchase value of $9,501,036 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-3.375%, 11/15/22-04/15/32, total market value $9,691,020)	$9,501,000	$9,501,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $10,030,042 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/31/21-08/15/56, total market value $10,230,600)	10,030,000	10,030,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $2,375,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-2.50%, 07/01/36-01/01/51, total market value $2,422,500)	2,375,000	2,375,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $21,906,000)		21,906,000
	Total Investments – (100.41%) – (Identified cost $977,128,127)		1,306,251,584
	Liabilities Less Other Assets – (0.41%)		(5,350,720)
		Net Assets – (100.00%)	$1,300,900,864

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $83,234,927 or 6.40% of the Fund's net assets as of July 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (99.00%)
COMMUNICATION SERVICES – (4.99%)
Media & Entertainment – (4.99%)
Baidu, Inc., Class A, ADR (China)*	63,185	$10,362,972
Fang Holdings Ltd., Class A, ADR (China)*	14,160	137,352
iQIYI, Inc., Class A, ADR (China)*	839,890	9,373,172
Kuaishou Technology, Class B (China)*	5,840	82,740
	Total Communication Services	19,956,236
CONSUMER DISCRETIONARY – (31.43%)
Consumer Durables & Apparel – (3.76%)
Fila Holdings Corp. (South Korea)	331,450	15,041,678
Retailing – (27.67%)
Alibaba Group Holding Ltd., ADR (China)*	148,090	28,905,687
JD.com, Inc., Class A, ADR (China)*	479,080	33,957,190
Meituan, Class B (China)*	335,611	9,285,159
Naspers Ltd. - N (South Africa)	101,420	19,534,664
Prosus N.V., Class N (Netherlands)	176,162	15,641,560
Trip.com Group Ltd., ADR (China)*	129,590	3,360,269
		110,684,529
	Total Consumer Discretionary	125,726,207
CONSUMER STAPLES – (1.40%)
Food & Staples Retailing – (1.40%)
Missfresh Ltd., Class B, ADS (China)*(a)	1,097,439	5,623,718
	Total Consumer Staples	5,623,718
FINANCIALS – (36.72%)
Banks – (21.82%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	386,410	12,805,627
Danske Bank A/S (Denmark)	1,338,430	23,477,484
DBS Group Holdings Ltd. (Singapore)	1,275,880	28,635,382
DNB Bank ASA (Norway)	1,043,462	21,383,604
Metro Bank PLC (United Kingdom)*	712,490	950,747
		87,252,844
Diversified Financials – (5.88%)
Capital Markets – (5.88%)
Julius Baer Group Ltd. (Switzerland)	291,900	19,314,993
Noah Holdings Ltd., Class A, ADS (China)*	109,270	4,217,822
		23,532,815
Insurance – (9.02%)
Life & Health Insurance – (9.02%)
AIA Group Ltd. (Hong Kong)	1,782,300	21,352,326
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,679,130	14,725,325
		36,077,651
	Total Financials	146,863,310
INDUSTRIALS – (11.87%)
Capital Goods – (8.93%)
Ferguson PLC (United Kingdom)	88,012	12,343,779
Schneider Electric SE (France)	139,350	23,357,436
		35,701,215
Commercial & Professional Services – (0.47%)
China Index Holdings Ltd., Class A, ADR (China)*	1,116,608	1,887,068

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (2.47%)
	DiDi Global Inc., Class A, ADS (China)*	145,740	$1,502,579
	DiDi Global Inc., Class A, ADS (China)* (a)	886,296	8,376,561
			9,879,140
		Total Industrials	47,467,423
INFORMATION TECHNOLOGY – (12.59%)
Semiconductors & Semiconductor Equipment – (4.23%)
	Tokyo Electron Ltd. (Japan)	41,300	16,910,770
Technology Hardware & Equipment – (8.36%)
	Hollysys Automation Technologies Ltd. (China)	693,546	10,458,674
	Samsung Electronics Co., Ltd. (South Korea)	336,650	22,975,027
			33,433,701
		Total Information Technology	50,344,471
	TOTAL COMMON STOCK – (Identified cost $340,699,398)		395,981,365
PREFERRED STOCK – (2.18%)
INDUSTRIALS – (2.18%)
Transportation – (2.18%)
	Grab Holdings Inc., Series F (Singapore)*(a)(b)	549,889	5,735,342
	Grab Holdings Inc., Series G (Singapore)*(a)(b)	286,316	2,986,276
		Total Industrials	8,721,618
	TOTAL PREFERRED STOCK – (Identified cost $4,236,680)		8,721,618
	Total Investments – (101.18%) – (Identified cost $344,936,078)		404,702,983
	Liabilities Less Other Assets – (1.18%)		(4,720,049)
		Net Assets – (100.00%)	$399,982,934

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $22,721,897 or 5.68% of the Fund's net assets as of July 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2021 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2021 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$210,115,160	$19,956,236
Consumer Discretionary	324,137,400	125,726,207
Consumer Staples	12,898,132	–
Financials	471,618,298	146,863,310
Health Care	46,605,457	–
Industrials	2,856,919	39,090,862
Information Technology	132,879,291	50,344,471
Total Level 1	1,201,110,657	381,981,086
Level 2 – Other Significant Observable Inputs:
Common Stock:
Consumer Staples	18,036,757	5,623,718
Industrials	20,519,954	8,376,561
Short-Term Investments	21,906,000	–
Total Level 2	60,462,711	14,000,279
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	36,137	–
Preferred Stock:
Industrials	44,642,079	8,721,618
Total Level 3	44,678,216	8,721,618
Total Investments	$1,306,251,584	$404,702,983

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2021 was $23,241,228* and $4,540,593* for Davis Global Fund and Davis International Fund, respectively. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance November 1, 2020	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)*	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3**	Ending Balance July 31, 2021
Davis Global Fund
Investments in Securities:
Common Stock	$36,183	$–	$(46)	$–	$–	$–	$36,137
Preferred Stock	97,166,481	–	26,615,279	–	–	(79,139,681)	44,642,079
Total Level 3	$97,202,664	$–	$26,615,233	$–	$–	$(79,139,681)	$44,678,216
Davis International Fund
Investments in Securities:
Preferred Stock	$26,297,091	$3,800,007	$6,012,812	$–	$–	$(27,388,292)	$8,721,618
Total Level 3	$26,297,091	$3,800,007	$6,012,812	$–	$–	$(27,388,292)	$8,721,618

* Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities still held at July 31, 2021, may be due to investments no longer held or categorized as Level 3 at period end.

** During the period ended July 31, 2021, certain securities fair valued at $79,139,681 and $27,388,292 for Davis Global Fund and Davis International Fund, respectively, transferred out of Level 3 because observable market data became available for the securities.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2021 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from an
	July 31, 2021	Technique	Input(s)	Amount	Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$36,137	Discounted Cash Flow	Annualized Yield	1.366%	Decrease

Preferred Stock	44,642,079	Market Approach	Transaction Price Discount for Uncertainty	$13.03 20%	Increase Decrease

Total Level 3	$44,678,216
Davis International Fund
Investments in Securities:
Preferred Stock	$8,721,618	Market Approach	Transaction Price Discount for Uncertainty	$13.03 20%	Increase Decrease

Total Level 3	$8,721,618

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At July 31, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$997,221,956	$353,431,115
Unrealized appreciation	381,766,632	84,659,601
Unrealized depreciation	(72,737,004)	(33,387,733)
Net unrealized appreciation	$309,029,628	$51,271,868